Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 572	$ 481
Provision for credit losses
Originations	23	19
Maturities	(11)	(8)
Changes in risk, parameters and exposures	61	63
Write-offs	(4)	(4)
Recoveries	2	3
Exchange rate and other	(7)	(12)
Balance at end of period	636	542
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	215	223
Provision for credit losses
Transfers to Stage 1	25	17
Transfers to Stage 2	(4)	(6)
Transfers to Stage 3	(1)	(1)
Originations	23	19
Maturities	(5)	(4)
Changes in risk, parameters and exposures	(37)	(1)
Exchange rate and other	2	(2)
Balance at end of period	218	245
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	126	90
Provision for credit losses
Transfers to Stage 1	(25)	(17)
Transfers to Stage 2	6	10
Transfers to Stage 3	(14)	(8)
Maturities	(6)	(4)
Changes in risk, parameters and exposures	69	40
Exchange rate and other	2	(1)
Balance at end of period	158	110
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	231	168
Provision for credit losses
Transfers to Stage 2	(2)	(4)
Transfers to Stage 3	15	9
Changes in risk, parameters and exposures	29	24
Write-offs	(4)	(4)
Recoveries	2	3
Exchange rate and other	(11)	(9)
Balance at end of period	$ 260	$ 187